Organization (Details) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($) Room Country Hotel $ / shares Rate shares	Mar. 31, 2017 Rate	Jan. 03, 2017	Dec. 31, 2015 $ / shares shares
Organization and basis of presentation [Line Items]
Number of hotel and resort properties | Hotel		4,922
Number of hotel and resort rooms | Room		804,097
Number of countries | Country		104
Reverse stock split		1-for-3
Common stock, authorized shares	[1]	10,000,000,000			10,000,000,000
Common stock, par value (per share) | $ / shares		$ 0.01			$ 0.01
Preferred stock, authorized shares		3,000,000,000			3,000,000,000
Reclassification from common stock to additional paid in capital | $		$ 7
The Blackstone Group And Affiliates [member]
Organization and basis of presentation [Line Items]
Common stock ownership percentage | Rate		40.30%
Pre reverse stock split [member]
Organization and basis of presentation [Line Items]
Common stock, authorized shares		30,000,000,000
Post reverse stock split [member]
Organization and basis of presentation [Line Items]
Common stock, authorized shares		10,000,000,000
Subsequent event [member]
Organization and basis of presentation [Line Items]
Spin-offs into new companies				2
Subsequent event [member] | HNA Tourism Group Co., Ltd. [member]
Organization and basis of presentation [Line Items]
Common stock ownership percentage | Rate			25.00%

[1]	Adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017. See Note 1: "Organization" for additional information.